PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .3%
Australia : 8 .9%
56,031
AGL Energy Ltd.
$ 459,204
0 .1
13,212
Ampol Ltd.
292,601
0 .1
34,593
ANZ Group Holdings Ltd.
600,160
0 .2
146,557
Aurizon Holdings Ltd.
375,598
0 .1
105,119
BHP Group Ltd. - Class DI
3,271,500
0 .9
72,579
BlueScope Steel Ltd.
1,070,327
0 .3
132,702
Brambles Ltd.
1,255,464
0 .3
2,333
Cochlear Ltd.
375,315
0 .1
51,591
Coles Group Ltd.
630,886
0 .2
25,926  Commonwealth Bank of
Australia
1,844,603
0 .5
18,907
Computershare Ltd.
318,872
0 .1
3,229
CSL Ltd.
581,596
0 .2
73,236
Dexus
405,346
0 .1
166,867
Glencore PLC
1,014,792
0 .3
42,285
Goodman Group
584,681
0 .2
8,326
(1)
JB Hi-Fi Ltd.
256,073
0 .1
12,861
Macquarie Group Ltd.
1,516,697
0 .4
566,695
Medibank Pvt Ltd.
1,337,914
0 .4
155,151
Mirvac Group
244,565
0 .1
7,572
Orica Ltd.
80,345
0.0
88,470
(2)
Qantas Airways Ltd.
388,717
0 .1
89,966
QBE Insurance Group Ltd.
955,160
0 .3
25,114
Rio Tinto Ltd.
1,988,647
0 .5
31,640
Rio Tinto PLC
2,091,336
0 .6
66,075
Sonic Healthcare Ltd.
1,561,207
0 .4
209,720
South32 Ltd. - Class DI
552,234
0 .1
108,305
Steadfast Group Ltd.
424,908
0 .1
106,477
Stockland
302,611
0 .1
1,080,243
Tabcorp Holdings Ltd.
766,307
0 .2
463,290
Telstra Group Ltd.
1,326,035
0 .4
594,209
Vicinity Ltd.
790,063
0 .2
25,022
Wesfarmers Ltd.
836,039
0 .2
22,453
Woodside Energy Group Ltd.
578,730
0 .1
121,681
Woolworths Group Ltd.
3,159,916
0 .9
32,238,449
8 .9
Austria : 0 .6%
8,382
Andritz AG
442,555
0 .1
29,191
Mondi PLC
512,028
0 .1
4,720
OMV AG
212,656
0 .1
12,547
voestalpine AG
414,622
0 .1
18,008
Wienerberger AG
591,401
0 .2
2,173,262
0 .6
Belgium : 0 .6%
8,234
Anheuser-Busch InBev SA
471,034
0 .1
3,108
Elia Group SA
382,674
0 .1
17,914
KBC Group NV
1,348,300
0 .4
2,202,008
0 .6
Brazil : 0 .7%
86,100  BB Seguridade
Participacoes SA
566,990
0 .2
39,500
Telefonica Brasil SA
353,255
0 .1
37,795
Yara International ASA
1,543,624
0 .4
2,463,869
0 .7
Canada : 4 .9%
9,343
Alamos Gold, Inc. - Class A
115,419
0.0
37,843  Alimentation Couche-Tard,
Inc.
1,915,898
0 .5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
19,065  Brookfield Asset
Management Ltd. - Class A
$ 643,090
0 .2
6,367  Canadian National Railway
Co.
771,775
0 .2
5,366  Canadian Pacific Kansas
City Ltd.
441,520
0 .1
13,967
(2)
CGI, Inc.
1,419,314
0 .4
217  Constellation Software, Inc./
Canada
458,464
0 .1
4,870
(2)
Descartes Systems Group,
Inc.
379,843
0 .1
8,849
Dollarama, Inc.
582,887
0 .2
2,750  Fairfax Financial Holdings
Ltd.
2,193,994
0 .6
1,054
FirstService Corp.
165,072
0 .1
7,017
Fortis, Inc./Canada
299,113
0 .1
9,647
George Weston Ltd.
1,110,907
0 .3
11,316
(3)
Hydro One Ltd.
319,232
0 .1
10,560
iA Financial Corp., Inc.
731,628
0 .2
8,042
Imperial Oil Ltd.
433,249
0 .1
7,375
Intact Financial Corp.
1,089,541
0 .3
5,783
Loblaw Cos. Ltd.
513,109
0 .1
33,519
Manulife Financial Corp.
670,050
0 .2
13,801
Metro, Inc.
742,773
0 .2
28,360  RioCan Real Estate
Investment Trust
431,212
0 .1
9,838
Royal Bank of Canada
975,332
0 .3
4,987
Thomson Reuters Corp.
673,178
0 .2
9,719
Toronto-Dominion Bank
640,931
0 .2
17,717,531
4 .9
China : 2 .1%
9,463
(2)
Advanced Micro-Fabrication
Equipment, Inc. China -
Class A
189,644
0.0
81,620
(2)
Alibaba Group Holding Ltd.
1,043,054
0 .3
15,222
(2)
Baidu, Inc. - Class A
297,602
0 .1
63,000  BOC Hong Kong Holdings
Ltd.
192,279
0.0
11,000
BYD Co. Ltd. - Class H
391,798
0 .1
894,000  China Construction Bank
Corp. - Class H
521,076
0 .1
6,066  Contemporary Amperex
Technology Co. Ltd. - Class
A
202,246
0 .1
85,924  ENN Natural Gas Co. Ltd. -
Class A
221,220
0 .1
776,000  Industrial & Commercial
Bank of China Ltd. - Class H
378,942
0 .1
16,032
JD.com, Inc. - Class A
331,920
0 .1
16,838
(2)
KE Holdings, Inc., ADR
293,318
0 .1
700  Kweichow Moutai Co. Ltd. -
Class A
184,769
0.0
4,900  Luzhou Laojiao Co. Ltd. -
Class A
165,650
0.0
14,130
(2)(3)
Meituan - Class B
269,743
0 .1
5,000  NAURA Technology Group
Co. Ltd. - Class A
198,899
0.0
7,875
NetEase, Inc.
171,520
0.0
33,500  New China Life Insurance
Co. Ltd. - Class A
213,551
0 .1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
354,000  PetroChina Co. Ltd. - Class
H
$ 259,566
0 .1
299,049  Shandong Nanshan
Aluminum Co. Ltd. - Class A
135,787
0.0
91,600  Sinopharm Group Co. Ltd. -
Class H
288,466
0 .1
21,200
Tencent Holdings Ltd.
974,377
0 .3
86,800
Wilmar International Ltd.
252,218
0 .1
65,200
(3)
WuXi AppTec Co. Ltd. -
Class H
620,209
0 .2
7,797,854
2 .1
Denmark : 2 .2%
14,609
Carlsberg AS - Class B
2,191,089
0 .6
3,234
DSV A/S
647,253
0 .2
1,986
(2)
Genmab A/S
818,629
0 .2
26,906
Novo Nordisk A/S - Class B
4,338,653
1 .2
7,995,624
2 .2
Finland : 1 .0%
16,505
Elisa Oyj
860,994
0 .2
48,880
Kesko Oyj - Class B
978,030
0 .3
10,122
Kone Oyj - Class B
519,188
0 .1
97,075
Nordea Bank Abp
1,098,728
0 .3
6,883
Orion Oyj - Class B
264,523
0 .1
3,721,463
1 .0
France : 8 .0%
5,460
Air Liquide SA
981,680
0 .3
726
Airbus SE
106,940
0.0
8,342
Bureau Veritas SA
229,104
0 .1
7,027
Capgemini SE
1,273,429
0 .3
17,097
Carrefour SA
341,790
0 .1
5,993
Cie de Saint-Gobain
405,316
0 .1
16,988  Cie Generale des
Etablissements Michelin
SCA
556,310
0 .1
6,395
Danone SA
390,524
0 .1
21,995
Edenred
1,428,590
0 .4
2,480
Eiffage SA
258,014
0 .1
171,949
Engie SA
2,820,893
0 .8
7,391
EssilorLuxottica SA
1,486,893
0 .4
10,272
Eurazeo SE
627,209
0 .2
944
Hermes International
2,089,331
0 .6
3,597
Legrand SA
360,618
0 .1
2,091
L'Oreal SA
972,548
0 .3
3,345  LVMH Moet Hennessy Louis
Vuitton SE
3,106,743
0 .9
70,301
Orange SA
794,675
0 .2
1,910
Pernod Ricard SA
421,103
0 .1
14,570
Publicis Groupe SA
1,174,718
0 .3
29,606
Rexel SA
714,167
0 .2
21,045
Sanofi
2,245,187
0 .6
24,420
(1)
Societe Generale SA
664,147
0 .2
6,828
Sodexo SA
700,402
0 .2
27,223
TotalEnergies SE
1,653,983
0 .5
13,509
(2)
Ubisoft Entertainment SA
454,332
0 .1
8,878
Veolia Environnement SA
289,060
0 .1
7,867
Vinci SA
923,963
0 .2
14,349
Wendel SE
1,416,462
0 .4
28,888,131
8 .0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany : 5 .7%
721
Allianz SE
$ 172,319
0.0
10,481
BASF SE
561,900
0 .2
3,838
Bayer AG
224,461
0 .1
16,239  Bayerische Motoren Werke
AG
1,980,354
0 .5
5,396
Beiersdorf AG
698,814
0 .2
33,888
Commerzbank AG
405,353
0 .1
12,982
Deutsche Post AG, Reg
667,579
0 .2
57,056
Deutsche Telekom AG, Reg
1,243,897
0 .3
173,116
E.ON SE
2,189,984
0 .6
16,622
GEA Group AG
705,471
0 .2
5,148
Heidelberg Materials AG
417,236
0 .1
6,813
HUGO BOSS AG
550,143
0 .1
16,901
Infineon Technologies AG
742,557
0 .2
12,168
Mercedes-Benz Group AG
971,777
0 .3
4,560
MTU Aero Engines AG
1,064,818
0 .3
1,144  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
430,656
0 .1
22,348
RWE AG
961,832
0 .3
13,580
SAP SE
1,852,479
0 .5
12,363
Siemens AG, Reg
2,107,187
0 .6
12,255
(3)
Siemens Healthineers AG
712,059
0 .2
380,410  Telefonica Deutschland
Holding AG
1,024,974
0 .3
117,096
thyssenkrupp AG
930,962
0 .3
20,616,812
5 .7
Hong Kong : 1 .4%
181,200
AIA Group Ltd.
1,812,859
0 .5
42,500
CK Asset Holdings Ltd.
246,121
0 .1
130,902
CK Hutchison Holdings Ltd.
807,316
0 .2
16,200  Jardine Matheson Holdings
Ltd.
800,206
0 .2
9,200  Jardine Matheson Holdings
Ltd. ADR
458,620
0 .1
47,500
Power Assets Holdings Ltd.
248,958
0 .1
20,000  Sun Hung Kai Properties
Ltd.
251,132
0 .1
71,000
Swire Pacific Ltd. - Class A
593,506
0 .1
5,218,718
1 .4
India : 0 .7%
5,563
Colgate-Palmolive India Ltd.
136,695
0.0
12,768
HDFC Bank Ltd.
256,332
0 .1
80,997
Hindalco Industries Ltd.
456,611
0 .1
22,962
ICICI Bank Ltd., ADR
564,176
0 .2
12,763
Mahindra & Mahindra Ltd.
229,154
0 .1
13,400
Tata Chemicals Ltd.
172,835
0 .1
3,717  Tata Consultancy Services
Ltd.
154,846
0.0
33,438
Tata Motors Ltd.
262,369
0 .1
46,085
Vedanta Ltd.
155,086
0.0
2,388,104
0 .7
Indonesia : 0 .2%
4,668,700
Aneka Tambang Tbk
615,383
0 .2
Ireland : 0 .8%
15,928
CRH PLC
948,850
0 .3
16,610
CRH PLC - London
994,058
0 .3

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Ireland (continued)
22,277
(1)
Glanbia PLC
$ 345,606
0 .1
12,168
Smurfit Kappa Group PLC
484,854
0 .1
2,773,368
0 .8
Israel : 0 .2%
4,442  First International Bank Of
Israel Ltd.
187,775
0.0
33,697
ICL Group Ltd.
224,371
0 .1
1,679
(2)
Nice Ltd.
365,469
0 .1
777,615
0 .2
Italy : 2 .6%
159,756
A2A SpA
304,809
0 .1
37,961  Coca-Cola HBC AG - Class
DI
1,116,926
0 .3
184,845
Enel SpA
1,274,549
0 .3
120,940
Eni SpA
1,846,383
0 .5
3,548
Ferrari NV
1,137,447
0 .3
485,815
Intesa Sanpaolo SpA
1,404,822
0 .4
14,553
Moncler SpA
1,050,348
0 .3
8,811
Prysmian SpA
351,341
0 .1
70,095  Terna - Rete Elettrica
Nazionale
592,236
0 .2
67,827
Unipol Gruppo SpA
377,642
0 .1
9,456,503
2 .6
Japan : 23 .2%
6,600
AGC, Inc.
238,482
0 .1
22,500
Ajinomoto Co., Inc.
876,710
0 .2
67,100
Amada Co. Ltd.
660,366
0 .2
56,500
Astellas Pharma, Inc.
826,163
0 .2
6,600
Azbil Corp.
208,265
0 .1
16,600
Bandai Namco Holdings, Inc.
375,568
0 .1
17,800
BIPROGY, Inc.
436,885
0 .1
30,900
Bridgestone Corp.
1,282,208
0 .4
30,900
Canon, Inc.
798,622
0 .2
37,900
Citizen Watch Co. Ltd.
247,706
0 .1
26,400
Dai Nippon Printing Co. Ltd.
750,446
0 .2
3,700
Daikin Industries Ltd.
748,135
0 .2
6,100  Daito Trust Construction Co.
Ltd.
656,168
0 .2
18,000  Daiwa House Industry Co.
Ltd.
489,221
0 .1
23,100  Electric Power Development
Co. Ltd.
365,454
0 .1
487,400
ENEOS Holdings, Inc.
1,768,355
0 .5
11,300
FANUC Corp.
345,695
0 .1
3,000
FUJIFILM Holdings Corp.
174,197
0.0
64,800
Fujikura Ltd.
541,805
0 .1
2,200
Fujitsu Ltd.
284,878
0 .1
7,400
Hamamatsu Photonics KK
356,542
0 .1
28,400
Haseko Corp.
369,734
0 .1
11,500
Hitachi Ltd.
752,842
0 .2
65,500
Honda Motor Co. Ltd.
2,088,232
0 .6
3,100
Horiba Ltd.
182,879
0.0
3,000
Hoya Corp.
349,378
0 .1
16,700
Idemitsu Kosan Co. Ltd.
352,651
0 .1
29,600
IHI Corp.
727,787
0 .2
31,200
Inpex Corp.
402,861
0 .1
468
Invincible Investment Corp.
193,886
0 .1
44,000
ITOCHU Corp.
1,779,593
0 .5
29,400
Japan Tobacco, Inc.
652,374
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
8,600
Jeol Ltd.
$ 294,979
0 .1
19,600
Kamigumi Co. Ltd.
454,648
0 .1
54,800  Kansai Electric Power Co.,
Inc.
719,923
0 .2
9,500
Kao Corp.
360,920
0 .1
37,400
KDDI Corp.
1,100,746
0 .3
1,200
Keyence Corp.
538,491
0 .1
33,800
Kirin Holdings Co. Ltd.
499,241
0 .1
40,900
Kobe Steel Ltd.
447,337
0 .1
28,700
Komatsu Ltd.
804,015
0 .2
8,000
Kyocera Corp.
430,497
0 .1
19,400
Lawson, Inc.
973,391
0 .3
17,500
Lixil Corp.
223,647
0 .1
67,300
Marubeni Corp.
1,191,547
0 .3
142,800
Mazda Motor Corp.
1,416,647
0 .4
6,400  McDonald's Holdings Co.
Japan Ltd.
251,924
0 .1
14,200
MEIJI Holdings Co. Ltd.
328,076
0 .1
123,600  Mitsubishi Chemical Group
Corp.
739,354
0 .2
68,800
Mitsubishi Corp.
3,520,253
1 .0
105,500
Mitsubishi Electric Corp.
1,522,484
0 .4
33,700  Mitsubishi Heavy Industries
Ltd.
1,598,865
0 .4
140,000  Mitsubishi UFJ Financial
Group, Inc.
1,127,316
0 .3
80,700
Mitsui & Co. Ltd.
3,149,729
0 .9
13,500
Mitsui Chemicals, Inc.
388,179
0 .1
32,900
Mizuho Financial Group, Inc.
558,160
0 .2
19,000  MS&AD Insurance Group
Holdings, Inc.
706,673
0 .2
48,600
Nikon Corp.
642,384
0 .2
12,500
Nintendo Co. Ltd.
565,434
0 .2
7,600  Nippon Express Holdings,
Inc.
445,597
0 .1
30,700
Nippon Steel Corp.
701,691
0 .2
709,700  Nippon Telegraph &
Telephone Corp.
813,826
0 .2
5,500  Nissin Foods Holdings Co.
Ltd.
463,735
0 .1
2,500
Nitori Holdings Co. Ltd.
306,132
0 .1
8,100
Nitto Denko Corp.
575,999
0 .2
6,100
NOF Corp.
263,237
0 .1
30,600  Nomura Real Estate
Holdings, Inc.
758,973
0 .2
425  Nomura Real Estate Master
Fund, Inc.
505,639
0 .1
42,900
NSK Ltd.
277,674
0 .1
103,000
NTN Corp.
231,437
0 .1
42,900
Obayashi Corp.
396,646
0 .1
26,200
ORIX Corp.
503,997
0 .1
35,800
Osaka Gas Co. Ltd.
563,307
0 .2
8,200
Otsuka Holdings Co. Ltd.
301,492
0 .1
18,200  Pan Pacific International
Holdings Corp.
359,843
0 .1
74,300
Panasonic Holdings Corp.
917,114
0 .2
18,500
Persol Holdings Co. Ltd.
365,942
0 .1
13,300
Recruit Holdings Co. Ltd.
460,655
0 .1
48,200
Ricoh Co. Ltd.
428,771
0 .1
106,500
Round One Corp.
426,309
0 .1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
7,600
Sankyo Co. Ltd.
$ 321,492
0 .1
11,900
Sankyu, Inc.
412,659
0 .1
2,700
SCREEN Holdings Co. Ltd.
291,733
0 .1
7,600
Secom Co. Ltd.
509,997
0 .1
27,700
Sega Sammy Holdings, Inc.
605,650
0 .2
32,500
Seino Holdings Co. Ltd.
511,502
0 .1
112,400
Sekisui Chemical Co. Ltd.
1,707,301
0 .5
19,400
Sekisui House Ltd.
395,793
0 .1
18,300
Seven & i Holdings Co. Ltd.
759,177
0 .2
3,500
Shimamura Co. Ltd.
346,625
0 .1
34,900
Shin-Etsu Chemical Co. Ltd.
1,149,775
0 .3
500
SMC Corp.
261,281
0 .1
45,300
SoftBank Corp.
503,034
0 .1
5,200
SoftBank Group Corp.
264,485
0 .1
25,200
Sojitz Corp.
598,305
0 .2
13,600
Sony Group Corp.
1,273,861
0 .3
46,800
Subaru Corp.
887,028
0 .2
241,300
Sumitomo Chemical Co. Ltd.
744,207
0 .2
31,300
Sumitomo Corp.
671,476
0 .2
26,800  Sumitomo Electric Industries
Ltd.
343,629
0 .1
27,600  Sumitomo Mitsui Financial
Group, Inc.
1,293,106
0 .4
33,700  Sumitomo Mitsui Trust
Holdings, Inc.
1,310,988
0 .4
7,700  Suntory Beverage & Food
Ltd.
274,097
0 .1
7,000
Suzuki Motor Corp.
281,159
0 .1
15,200
Taisei Corp.
576,026
0 .2
22,200  Takeda Pharmaceutical Co.
Ltd.
678,762
0 .2
26,200
Teijin Ltd.
280,228
0 .1
10,400
TIS, Inc.
263,783
0 .1
10,800
Tobu Railway Co. Ltd.
285,790
0 .1
71,600
Tokio Marine Holdings, Inc.
1,646,441
0 .5
8,400
Tokyo Electron Ltd.
1,260,731
0 .3
40,100
Tokyo Gas Co. Ltd.
909,311
0 .2
19,200
TOPPAN, Inc.
451,940
0 .1
67,100
Toray Industries, Inc.
375,721
0 .1
12,700
Toshiba Corp.
410,035
0 .1
40,500
Tosoh Corp.
529,362
0 .1
18,200  Toyo Seikan Group Holdings
Ltd.
295,858
0 .1
92,200
Toyota Motor Corp.
1,550,229
0 .4
6,700
Toyota Tsusho Corp.
391,985
0 .1
11,600
Unicharm Corp.
429,185
0 .1
29,900
USS Co. Ltd.
518,469
0 .1
7,200
Yakult Honsha Co. Ltd.
399,498
0 .1
54,800
Yamato Holdings Co. Ltd.
1,026,293
0 .3
58,300
Yokogawa Electric Corp.
1,094,810
0 .3
6,300
Zenkoku Hosho Co. Ltd.
221,158
0 .1
84,220,939
23 .2
Mexico : 0 .1%
48,300  Grupo Financiero Banorte
SAB de CV - Class O
457,992
0 .1
Netherlands : 5 .4%
4,518
ASML Holding NV
3,236,118
0 .9
6,218
EXOR NV
581,047
0 .2
12,152
Heineken Holding NV
996,167
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
4,345
Heineken NV
$ 425,297
0 .1
6,820
IMCD NV
1,033,436
0 .3
137,655  Koninklijke Ahold Delhaize
NV
4,744,801
1 .3
519,324
Koninklijke KPN NV
1,879,056
0 .5
35,330
(2)
Koninklijke Philips, N.V.
733,936
0 .2
17,010
Randstad NV
996,544
0 .3
90,847
Shell PLC
2,753,372
0 .7
17,287
Wolters Kluwer NV
2,170,844
0 .6
19,550,618
5 .4
New Zealand : 0 .4%
16,295  Fisher & Paykel Healthcare
Corp. Ltd.
248,776
0 .1
6,678
(1)
Mainfreight Ltd.
281,643
0 .1
235,574
Spark New Zealand Ltd.
758,440
0 .2
1,288,859
0 .4
Norway : 0 .9%
75,519
Equinor ASA
2,310,011
0 .7
118,928
Norsk Hydro ASA
778,910
0 .2
3,088,921
0 .9
Portugal : 0 .4%
56,306  EDP - Energias de Portugal
SA
263,054
0 .1
67,570
Galp Energia SGPS SA
897,984
0 .2
17,032
Jeronimo Martins SGPS SA
463,712
0 .1
1,624,750
0 .4
Russia : — %
4,061
(4)
Lukoil PJSC
—
—
Saudi Arabia : 0 .3%
73,730
(3)
Saudi Arabian Oil Co.
637,159
0 .2
30,666
Saudi Telecom Co.
346,761
0 .1
983,920
0 .3
Singapore : 1 .6%
131,500
CapitaLand Ascendas REIT
278,073
0 .1
44,900
City Developments Ltd.
249,837
0 .1
251,100  Frasers Logistics &
Commercial Trust
230,592
0 .1
547,500
Genting Singapore Ltd.
387,261
0 .1
22,400  Jardine Cycle & Carriage
Ltd.
578,140
0 .1
223,600
Mapletree Logistics Trust
284,259
0 .1
241,500  Mapletree Pan Asia
Commercial Trust
299,949
0 .1
164,000  Oversea-Chinese Banking
Corp. Ltd.
1,641,273
0 .4
1,676
(2)
Sea Ltd., ADR
111,488
0.0
84,100
Sembcorp Industries Ltd.
344,758
0 .1
102,500
Singapore Exchange Ltd.
749,254
0 .2
156,700  Singapore
Telecommunications Ltd.
314,350
0 .1
31,600
Venture Corp. Ltd.
356,256
0 .1
5,825,490
1 .6
South Africa : 0 .1%
41,405
MTN Group Ltd.
324,248
0 .1
South Korea : 1 .9%
9,501
Doosan Bobcat, Inc.
435,825
0 .1
2,055
Hyundai Mobis Co. Ltd.
375,482
0 .1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
12,672
Kia Corp.
$ 822,404
0 .2
13,942
KT&G Corp.
902,158
0 .3
703
LG Chem Ltd.
357,621
0 .1
6,272
LG Corp.
410,592
0 .1
1,769
POSCO Holdings, Inc.
891,366
0 .2
3,545
Samsung C&T Corp.
287,218
0 .1
1,088  Samsung Electro-Mechanics
Co. Ltd.
124,118
0.0
28,195  Samsung Electronics Co.
Ltd.
1,543,752
0 .4
8,444  Shinhan Financial Group
Co. Ltd.
232,407
0 .1
5,781
SK Hynix, Inc.
559,861
0 .2
6,942,804
1 .9
Spain : 2 .5%
9,939
Amadeus IT Group SA
712,989
0 .2
105,249  Banco Bilbao Vizcaya
Argentaria SA
834,247
0 .2
25,549
Endesa SA
547,590
0 .1
260,256
Iberdrola SA
3,248,409
0 .9
36,080
Industria de Diseno Textil SA
1,381,070
0 .4
20,945
Naturgy Energy Group SA
638,632
0 .2
84,982
Repsol SA
1,297,462
0 .4
115,815
Telefonica SA
493,463
0 .1
9,153,862
2 .5
Sweden : 2 .2%
33,968
Assa Abloy AB - Class B
816,689
0 .2
10,838
(1)
Axfood AB
276,139
0 .1
13,869
Boliden AB
407,877
0 .1
55,553
Elekta AB - Class B
450,048
0 .1
61,839
Epiroc AB - Class A
1,234,655
0 .3
50,817
Essity AB - Class B
1,260,073
0 .3
36,769
Investor AB - Class B
750,970
0 .2
7,060
Saab AB - Class B
372,126
0 .1
49,139
Swedbank AB - Class A
901,293
0 .3
14,493
(2)
Swedish Orphan Biovitrum
AB
283,673
0 .1
59,207
Volvo AB - Class B
1,306,025
0 .4
8,059,568
2 .2
Switzerland : 6 .3%
57,174
ABB Ltd., Reg
2,294,252
0 .6
670
Alcon, Inc.
57,012
0.0
3,001
Baloise Holding AG, Reg
464,522
0 .1
7,109  Cie Financiere Richemont
SA
1,144,783
0 .3
906
Geberit AG, Reg
514,157
0 .1
6,353
Georg Fischer AG
433,886
0 .1
44,582
Holcim AG
3,107,229
0 .9
13,382
Julius Baer Group Ltd.
947,814
0 .3
3,677  Kuehne + Nagel
International AG
1,150,519
0 .3
25,894
Nestle SA
3,172,513
0 .9
37,368
Novartis AG, Reg
3,912,326
1 .1
306
Partners Group Holding AG
343,526
0 .1
1,874  PSP Swiss Property AG,
Reg
220,832
0 .1
7,252
Roche Holding AG
2,248,493
0 .6
884
Sika AG, Reg
275,134
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
1,407  Swatch Group AG - Class
BR
$ 450,297
0 .1
821
Swiss Life Holding AG
522,036
0 .2
1,110
Swisscom AG, Reg
713,792
0 .2
6,061
Temenos AG
521,263
0 .1
11,787
UBS Group AG
261,540
0 .1
22,755,926
6 .3
Taiwan : 1 .2%
54,000
Accton Technology Corp.
658,820
0 .2
2,000
eMemory Technology, Inc.
118,517
0.0
57,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
1,029,283
0 .3
65,000
Unimicron Technology Corp.
383,748
0 .1
173,000  Uni-President Enterprises
Corp.
415,039
0 .1
516,000  United Microelectronics
Corp.
775,393
0 .2
39,000
Win Semiconductors Corp.
203,658
0 .1
14,000
Wiwynn Corp.
795,048
0 .2
3,939  Yuanta Financial Holding
Co. Ltd.
3,063
0.0
4,382,569
1 .2
United Kingdom : 9 .9%
185,138
3i Group PLC
4,697,174
1 .3
44,553
Admiral Group PLC
1,216,433
0 .3
15,247
AstraZeneca PLC
2,190,634
0 .6
45,791
Aviva PLC
228,139
0 .1
63,060
BAE Systems PLC
754,139
0 .2
156,819
BP PLC
972,977
0 .3
24,695  British American Tobacco
PLC
830,447
0 .2
54,705
British Land Co. PLC
237,376
0 .1
14,604
Britvic PLC
162,103
0.0
13,910
Bunzl PLC
515,616
0 .1
40,551
Burberry Group PLC
1,157,539
0 .3
71,102
CNH Industrial NV
1,026,929
0 .3
78,997
Compass Group PLC
2,055,318
0 .6
3,153
Croda International PLC
238,724
0 .1
21,440
Diageo PLC
935,692
0 .2
101,007  Direct Line Insurance Group
PLC
195,050
0.0
191,435
DS Smith PLC
761,118
0 .2
7,017
EMIS Group PLC
130,757
0.0
134,510
GSK PLC
2,394,438
0 .7
125,510
HSBC Holdings PLC
1,042,539
0 .3
77,779
IG Group Holdings PLC
706,747
0 .2
42,283
Imperial Brands PLC
998,956
0 .3
108,677
J Sainsbury PLC
386,943
0 .1
15,588
JET2 PLC
224,690
0 .1
19,169
Johnson Matthey PLC
443,329
0 .1
74,462
Man Group PLC/Jersey
228,270
0 .1
33,136
National Grid PLC
439,212
0 .1
5,053
Next PLC
456,998
0 .1
12,636  Reckitt Benckiser Group
PLC
946,591
0 .3
75,881
RELX PLC
2,553,910
0 .7
45,550
RS GROUP PLC
458,825
0 .1
76,468
Smiths Group PLC
1,667,742
0 .4
34,390
SSE PLC
743,621
0 .2

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
24,667
Tate & Lyle PLC
$ 236,315
0 .1
138,773
Tesco PLC
459,627
0 .1
39,071
Unilever PLC
2,099,401
0 .6
294,950
Vodafone Group PLC
280,575
0 .1
32,463
(2)(3)
Watches of Switzerland
Group PLC
313,919
0 .1
62,287
WPP PLC
680,096
0 .2
36,068,909
9 .9
United States : 1 .3%
69,758
Amcor PLC
717,080
0 .2
8,456
Experian PLC
326,787
0 .1
4,502
Ferguson PLC
724,015
0 .2
8,012
(2)
Fiverr International Ltd.
241,482
0 .1
3,177
(2)
Monday.com Ltd.
574,338
0 .2
5,168
Schneider Electric SE
921,831
0 .2
37,343
Stellantis NV
766,203
0 .2
3,063
Waste Connections, Inc.
432,581
0 .1
4,704,317
1 .3
Zambia : 0.0%
5,305
First Quantum Minerals Ltd.
157,342
0.0
Total Common Stock
(Cost $325,839,727)
356,635,728
98 .3
EXCHANGE-TRADED FUNDS : 0 .1%
3,372
iShares MSCI EAFE ETF
251,079
0 .1
Total Exchange-Traded
Funds
(Cost $248,817)
251,079
0 .1
PREFERRED STOCK : 0 .1%
Brazil : 0.0%
27,100
Petroleo Brasileiro SA
178,346
0.0
Germany : 0 .1%
5,020
Henkel AG & Co. KGaA
387,377
0 .1
Total Preferred Stock
(Cost $493,164)
565,723
0 .1
Total Long-Term Investments
(Cost $326,581,708)
357,452,530
98 .5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .0%
Repurchase Agreements : 0 .3%
140,931
(5)
RBC Dominion Securities
Inc., Repurchase Agreement
dated 07/31/2023,
5.300%, due 08/01/2023
(Repurchase Amount
$1,000,145, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
6.000%, Market Value plus
accrued interest $1,020,000,
due 10/19/23-07/20/53)
140,931
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(5)
RBC Dominion Securities
Inc., Repurchase Agreement
dated 07/31/2023, 5.300%,
due 08/01/2023 Repurchase
Agreement dated 07/31/23,
5.30%, due 08/01/23
(Repurchase Amount
$1,000,145, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
6.000%, Market Value plus
accrued interest $1,020,000,
due 10/19/23-07/20/53)
$ 1,000,000
0 .3
Total Repurchase
Agreements
(Cost $1,140,931)
1,140,931
0 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .7%
336,637
(6)
BlackRock Liquidity Funds,
FedFund, Institutional Class,
5.150%
336,637
0 .1
2,196,000
(6)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.190%
2,196,000
0 .6
Total Mutual Funds
(Cost $2,532,637)
2,532,637
0 .7
Total Short-Term
Investments
(Cost $3,673,568)
3,673,568
1 .0
Total Investments in
Securities
(Cost $330,255,276) $ 361,126,098 99 .5
Assets in Excess of
Other Liabilities 1,739,676 0 .5
Net Assets $ 362,865,774 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2023.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 18 .6%
Financials 14 .3
Consumer Discretionary 12 .1
Consumer Staples 11 .8
Materials 9 .6
Health Care 7 .9
Information Technology 6 .9
Utilities 5 .3
Communication Services 4 .9
Energy 4 .6
Real Estate 2 .4
Exchange-Traded Funds 0 .1
Short-Term Investments 1 .0
Assets in Excess of Other Liabilities 0 .5
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 32,238,449 $ — $ 32,238,449
Austria — 2,173,262 — 2,173,262
Belgium — 2,202,008 — 2,202,008
Brazil 920,245 1,543,624 — 2,463,869
Canada 17,717,531 — — 17,717,531
China 514,538 7,283,316 — 7,797,854
Denmark — 7,995,624 — 7,995,624
Finland — 3,721,463 — 3,721,463
France — 28,888,131 — 28,888,131
Germany — 20,616,812 — 20,616,812
Hong Kong 458,620 4,760,098 — 5,218,718
India 564,176 1,823,928 — 2,388,104
Indonesia — 615,383 — 615,383
Ireland 1,294,456 1,478,912 — 2,773,368
Israel — 777,615 — 777,615
Italy — 9,456,503 — 9,456,503
Japan 251,924 83,969,015 — 84,220,939
Mexico 457,992 — — 457,992
Netherlands — 19,550,618 — 19,550,618
New Zealand — 1,288,859 — 1,288,859
Norway — 3,088,921 — 3,088,921
Portugal — 1,624,750 — 1,624,750
Russia — — — —
Saudi Arabia — 983,920 — 983,920
Singapore 111,488 5,714,002 — 5,825,490
South Africa 324,248 — — 324,248
South Korea — 6,942,804 — 6,942,804
Spain — 9,153,862 — 9,153,862
Sweden 276,139 7,783,429 — 8,059,568
Switzerland — 22,755,926 — 22,755,926
Taiwan — 4,382,569 — 4,382,569
United Kingdom 680,991 35,387,918 — 36,068,909
United States 1,248,401 3,455,916 — 4,704,317
Zambia 157,342 — — 157,342
Total Common Stock 24,978,091 331,657,637 — 356,635,728
Exchange-Traded Funds 251,079 — — 251,079
Preferred Stock 178,346 387,377 — 565,723
Short-Term Investments 2,532,637 1,140,931 — 3,673,568
Total Investments, at fair value $ 27,940,153 $ 333,185,945 $ — $ 361,126,098
Other Financial Instruments+
Futures 109,485 — — 109,485
Total Assets $ 28,049,638 $ 333,185,945 $ — $ 361,235,583
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Multi-Manager
International Factors Fund
At July 31, 2023, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 28 09/15/23 $ 3,088,120 $ 109,485
$ 3,088,120 $ 109,485
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 38,539,547
Gross Unrealized Depreciation (7,668,726)
Net Unrealized Appreciation $ 30,870,821